Acquisitions - 2013 Activity (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended				0 Months Ended	1 Months Ended	0 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Sep. 18, 2013 acre	Feb. 28, 2014 Permian Basin [Member] acre	Sep. 30, 2013 Permian Basin [Member] leasehold_interest	Sep. 04, 2013 Martin County, Texas [Member] acre	Sep. 26, 2013 Dawson County, Texas [Member] acre	Sep. 19, 2013 Midland County, Texas [Member] acre	Sep. 19, 2013 Midland County, Texas [Member] Scenario, Actual [Member] acre
Costs Incurred, Oil and Gas Property Acquisition, Exploration, and Development Activities [Line Items]
Number of leasehold interest acquisitions										2
Payments to acquire leasehold interests	$ 312,207	$ 0	$ 312,207	$ 6,192	$ 177,343	$ 11,707	$ 0		$ 292,159	$ 165,000
Percent of working interest									74.00%		100.00%	71.00%
Percent of net revenue interest									56.00%		80.00%	55.00%
Acres of oil and gas property, gross									6,450		4,506	9,390	14,804
Acres of oil and gas property, net									4,785		4,506	6,638	12,687
FANG mineral interest area, developed, gross								15,000					15,000	14,804
FANG mineral interest, area, developed, net								12,500					12,500	12,687
Percent of royalty interest													19.50%	21.40%
Payments to acquire mineral interests					$ 444,083	$ 0	$ 0						$ 440,000